Cash and Cash Equivalents (Details) - ILS (₪)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	₪ 135,832	₪ 451,784
NIC [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	15,730	422,579
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	₪ 120,102	₪ 29,205